UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                    ----------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                    Date of reporting period: AUGUST 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)

                                                                                                        MARKET
   SHARES                        DESCRIPTION O                                                           VALUE
-----------  ----------------------------------------------------------------                       --------------
 COMMON STOCKS - 71.2%

      AUSTRALIA - 23.2%
      330,015 Australian Pipeline Trust .......................................................     $    1,214,477
    4,250,000 Babcock & Brown Infrastructure Group ............................................          5,159,345
   14,906,607 Envestra Ltd. ...................................................................         13,088,356
    1,717,775 GasNet Australia Group ..........................................................          4,039,480
      588,148 Hastings Diversified Utilities Fund .............................................          1,338,170
   10,924,022 SP AusNet .......................................................................         10,759,219
   10,490,000 Spark Infrastructure Group ......................................................          9,570,880
    1,713,447 Transurban Group ................................................................          9,144,424
                                                                                                    --------------
                                                                                                        54,314,351
                                                                                                    --------------

      FRANCE - 0.3%
        9,810 Aeroports de Paris ++ ...........................................................            615,835
                                                                                                    --------------

      ITALY - 7.8%
      750,000 Enel SPA ........................................................................          6,697,201
    1,613,728 Snam Rete Gas SPA ...............................................................          7,556,435
    1,400,000 Terna SPA .......................................................................          3,986,292
                                                                                                    --------------
                                                                                                        18,239,928
                                                                                                    --------------

      NEW ZEALAND - 3.8%
    7,000,000 Auckland International Airport Ltd. .............................................          8,978,748
                                                                                                    --------------

      SPAIN - 5.6%
      100,000 Enagas SA .......................................................................          2,279,162
       60,000 Iberdrola SA ....................................................................          2,227,660
      225,000 Red Electrica de Espana .........................................................          8,685,222
                                                                                                    --------------
                                                                                                        13,192,044
                                                                                                    --------------

      UNITED KINGDOM - 30.5%
      700,000 AWG plc .........................................................................         17,340,065
      575,000 Kelda Group plc .................................................................          9,032,276
    1,185,988 Pennon Group plc ................................................................         10,556,920
      705,149 Severn Trent plc ................................................................         17,655,582
    1,282,999 United Utilities plc ............................................................         16,770,354
                                                                                                    --------------
                                                                                                        71,355,197
                                                                                                    --------------

              TOTAL COMMON STOCKS .............................................................        166,696,103
                                                                                                    --------------
              (Cost $136,847,241)

 MASTER LIMITED PARTNERSHIPS - 10.4%


      UNITED STATES - 10.4%
      174,700 Amerigas Partners, L.P. .........................................................          5,317,868
      135,200 Enbridge Energy Partners, L.P. ..................................................          6,554,496
      125,000 Kinder Morgan Energy Partners, L.P. .............................................          5,596,250
      190,000 Magellan Midstream Partners, L.P. ...............................................          7,001,500
                                                                                                    --------------
                                                                                                        24,470,114
                                                                                                    --------------

              TOTAL MASTER LIMITED PARTNERSHIPS ...............................................         24,470,114
                                                                                                    --------------
              (Cost $22,430,972)

             See Notes to Quarterly Portfolio of Investments.             Page 1

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                                                        MARKET
   SHARES                        DESCRIPTION O                                                           VALUE
-----------  ----------------------------------------------------------------                       --------------
 CANADIAN INCOME TRUSTS - 18.9%

    1,000,300 Northland Power Income Fund                                                           $   13,484,547
      850,300 Pembina Pipeline Income Fund ....................................................         13,039,523
      691,800 The Consumer's Waterheater Income Fund ..........................................          9,494,803
      629,200 UE Waterheater Income Fund ......................................................          8,254,230
                                                                                                    --------------

              TOTAL CANADIAN INCOME TRUSTS ....................................................         44,273,103
                                                                                                    --------------
              (Cost $27,018,551)

 PRINCIPAL                                   RATINGS+                            STATED                 MARKET
  VALUE             DESCRIPTION O          MOODY'S S&P           COUPON         MATURITY*                VALUE
-----------  --------------------------  -----------------      --------     --------------         --------------

 SENIOR FLOATING RATE TERM LOAN  INTERESTS** - 36.4%


      COMMERCIAL SERVICES & SUPPLIES - 1.9%

              ENVIRONMENTAL & FACILITIES SERVICES - 1.9%
$   3,000,000 Energysolutions, LLC ......     NR(a)    NR(a)   7.58%-7.77%      6/07/13                  3,016,876
    1,500,000 EnviroSolutions Real Property
                Holdings, Inc. ..........      B2       B-     8.81%-9.00%      7/07/12                  1,508,437
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       4,525,313
                                                                                                    --------------

      DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%

              INTEGRATED TELECOMMUNICATION SERVICES - 0.9%
    1,000,000 Iowa Telecommunications Services,
                Inc. ....................      Ba3      BB-    7.15%-7.25%      11/23/11                 1,000,208
    1,000,000 Madison River Capital, LLC       B1       B+        7.73%         7/30/12                  1,003,125
                                                                                                    --------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               2,003,333
                                                                                                    --------------

      ELECTRIC UTILITIES - 6.9%

              ELECTRIC UTILITIES - 6.9%
    1,000,000 Astoria Generating Company
                Acquisitions, LLC (a) (c)      B3       B         9.20%         8/23/13                  1,009,750
      328,344 Calpine Corp.,
                (Debtor in Possession) (a) (d) NR(a)   NR(a)      7.75%         12/20/07                   329,576
    1,829,787 Calpine Corp.,
                (Debtor in Possession) (c) (d) NR(a)   NR(a)       9.5%         12/20/07                 1,850,372
        4,370 Calpine Corp. .............      NR(a)   NR(a)   0.75%-2.25%      12/20/07                     4,316
      707,771 Cogentrix Delaware Holdings,
                Inc. ....................      Ba2      BB+       7.00%         4/14/12                    707,624
    2,679,573 Covanta Energy Corp. ......      B1       B+     7.58%-7.71%      6/24/12                  2,694,088
      918,190 Midwest Generation, LLC ...      Ba2      BB-    7.24%-7.31%      4/27/11                    918,190
      995,000 Mirant North America, LLC .      B1       BB-       7.08%         1/03/13                    991,979
    3,000,000 NRG Energy, Inc. ..........      Ba2      BB-       7.50%         2/01/13                  3,007,875
      878,888 NSG Holdings II, LLC ......      B1       B         8.35%         12/13/11                   888,775
    1,819,925 Plum Point Energy
                Associates, LLC .........      B1       B      8.62%-8.75%      3/14/14                  1,826,750
    1,063,063 Riverside Energy Center, LLC     B1       B         9.74%         6/24/11                  1,089,639
      819,413 Rocky Mountain Energy
                Center, LLC .............      B1       B      9.74%-9.84%      6/24/11                    839,898
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                  16,158,832
                                                                                                    --------------

Page 2       See Notes to Quarterly Portfolio of Investments.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


 PRINCIPAL                                   RATINGS+                            STATED                 MARKET
  VALUE             DESCRIPTION O          MOODY'S S&P           COUPON         MATURITY*                VALUE
-----------  --------------------------  -----------------      --------     --------------         --------------
 SENIOR FLOATING RATE TERM LOAN  INTERESTS** - CONTINUED


      ENERGY EQUIPMENT & SERVICES - 0.8%

              OIL & GAS EQUIPMENT & SERVICES - 0.8%
$   1,987,903 Targa Resources, Inc. .....      Ba3      B+     7.58%-7.75%      10/31/12            $    1,993,924
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                          1,993,924
                                                                                                    --------------

      HEALTH CARE PROVIDERS & SERVICES - 5.8%

              HEALTH CARE FACILITIES - 2.4%
    2,721,680 Lifepoint Hospitals, Inc. .      Ba3      BB        7.13%         4/15/12                  2,706,182
    2,962,500 Select Medical Corp. ......      B1       BB-    7.08%-9.00%      2/24/12                  2,913,234
                                                                                                    --------------
                                                                                                         5,619,416
                                                                                                    --------------

              HEALTH CARE SERVICES - 1.3%
    2,965,000 CHS/Community Health Systems,
                Inc. ....................      Ba3      BB-    7.08%-7.15%      8/19/11                  2,962,222
                                                                                                    --------------

              MANAGED HEALTH CARE - 2.1%
    1,960,000 IASIS Healthcare Corp. ....      B1       B+     7.73%-7.75%      6/22/11                  1,968,167
    2,995,006 Vanguard Health Systems, Inc.    B2       B      7.75%-7.87%      9/23/11                  2,995,006
                                                                                                    --------------
                                                                                                         4,963,173
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    13,544,811
                                                                                                    --------------

      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.7%

              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.7%
    2,000,000 Coleto Creek Power, L.P. ..      B1       B+     8.20%-8.26%      6/28/13                  1,980,000
    2,000,000 Dynegy Holdings, Inc. .....      Ba3      BB-       7.08%         1/31/12                  1,997,500
                                                                                                    --------------
              TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                                         3,977,500
                                                                                                    --------------

      MEDIA - 8.5%

              BROADCASTING & CABLE TV - 8.1%
      980,000 Bragg Communications, Inc.      NR(a)     NR        7.33%         8/31/11                    980,000
    4,000,000 Century Cable Holdings, LLC (e)  NR       NR        10.25%        6/30/09                  3,877,144
    2,000,000 Cequel Communications, LLC       B1       B+        7.74%         12/05/13                 1,984,642
    2,996,275 Charter Communications
                Operating, LLC ..........      B2       B         8.13%         4/27/13                  3,002,726
    2,995,000 CSC Holdings, Inc. ........      Ba3      BB     6.99%-7.26%      3/29/13                  2,977,434
    3,000,000 NTL Investment Holdings, Ltd.    Ba3      BB-       7.33%         12/21/12                 3,011,250
    1,500,000 UPC Distribution Holding B.V.    B1       B         7.64%         3/31/13                  1,496,650
    1,500,000 UPC Distribution Holding B.V.    B1       B         7.64%         12/31/13                 1,496,651
                                                                                                    --------------
                                                                                                        18,826,497
                                                                                                    --------------

              PUBLISHING - 0.4%
      995,000 Quebecor Media Inc. .......      B1       B         7.51%         1/17/13                    999,975
                                                                                                    --------------
              TOTAL MEDIA                                                                               19,826,472
                                                                                                    --------------

                See Notes to Quarterly Portfolio of Investments.          Page 3

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


 PRINCIPAL                                   RATINGS+                            STATED                 MARKET
  VALUE             DESCRIPTION O          MOODY'S S&P           COUPON         MATURITY*                VALUE
-----------  --------------------------  -----------------      --------     --------------         --------------
 SENIOR FLOATING RATE TERM LOAN  INTERESTS** - CONTINUED


      MULTI - UTILITIES - 1.4%

              MULTI-UTILITIES - 1.4%
$   1,000,000 KGEN, LLC .................      B2       B         7.99%         8/05/11             $    1,000,000
    2,155,388 KGEN, LLC (c) (f) .........      B3       B-        14.5%         8/05/11                  2,198,496
                                                                                                    --------------
              TOTAL MULTI - UTILITIES                                                                    3,198,496
                                                                                                    --------------

      OIL, GAS & CONSUMABLE FUELS - 5.7%

              INTEGRATED OIL & GAS - 0.0%
      125,993 MarkWest Energy Operating
                Company, LLC ............      Ba3      B+        7.66%         12/29/10                   125,993
                                                                                                    --------------

              OIL & GAS EXPLORATION & PRODUCTION - 1.4%
    1,804,085 Plains Resources, Inc. ....      Ba2      BB        6.90%         8/12/11                  1,801,830
    1,510,204 SemCrude, L.P. ............      Ba3      B      7.58%-7.75%      3/16/11                  1,513,980
                                                                                                    --------------
                                                                                                         3,315,810
                                                                                                    --------------

              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 4.3%
      992,500 Cheniere LNG Holdings, LLC       NR       BB        8.25%         8/31/12                    998,703
    1,973,675 Eagle Rock Gas Gathering &
                Processing, Ltd. ........      NR       NR        8.01%         10/01/12                 1,973,675
    3,000,000 El Paso Corp. .............      B1       B+        7.37%         7/31/11                  3,013,392
      990,000 EPCO Holdings, Inc. .......      Ba3      B+     7.22%-7.49%      8/18/10                    994,641
      987,500 LB Pacific, L.P. ..........      B1       B-     7.73%-8.25%      3/03/12                    987,500
    2,000,000 Regency Gas Service, LLC ..      B1       B+        7.87%         8/15/13                  2,016,666
                                                                                                    --------------
                                                                                                         9,984,577
                                                                                                    --------------
              TOTAL OIL, GAS & CONSUMABLE FUELS                                                         13,426,380
                                                                                                    --------------

      ROAD & RAIL - 0.7%

              RAILROADS - 0.7%
    1,530,146 Railamerica Transportation Corp. Ba3      BB        7.44%         9/29/11                  1,533,015
                                                                                                    --------------
              TOTAL ROAD & RAIL                                                                          1,533,015
                                                                                                    --------------

      WIRELESS TELECOMMUNICATION SERVICES - 2.1%

              WIRELESS TELECOMMUNICATION SERVICES - 2.1%
    2,000,000 Crown Castle
                Operating Company .......      B2       BB        7.65%         6/01/14                  2,010,416
    3,000,000 Windstream Corp. ..........      Ba2      BBB-      7.26%         7/17/13                  3,014,463
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  5,024,879
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS ..................................         85,212,955
                                                                                                    --------------
              (Cost $85,168,106)

Page 4       See Notes to Quarterly Portfolio of Investments.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
   VALUE                         DESCRIPTION O                                                           VALUE
-----------  ----------------------------------------------------------------                       --------------

REPURCHASE AGREEMENT - 3.0%
(Cost $7,000,000)

$   7,000,000 Agreement with Wachovia Capital Markets, LLC, 5.15% dated 8/31/06 to be repurchased at $7,001,001 on 9/01/06, collateralized by $6,994,000
                 Federal National Mortgage Association, 5.13% due 4/15/11
                 (Value $7,297,316) ...........................................................     $    7,000,000
                                                                                                    --------------

              TOTAL INVESTMENTS - 139.9% ......................................................        327,652,275
              (Cost $278,464,870) (b)

              NET OTHER ASSETS AND LIABILITIES - (3.6)% .......................................         (8,385,013)
                                                                                                    --------------
              LOAN OUTSTANDING - (36.3)% ......................................................        (85,000,000)
                                                                                                    --------------
              NET ASSETS - 100.0% .............................................................     $  234,267,262
                                                                                                    ==============

--------------------------------------------------------
         o All percentages shown in the Portfolio of Investments are based on net assets.
       (a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
       (b) Aggregate cost for federal income tax and financial reporting purposes.
       (c) This issue is secured by a second lien on the issuer's assets.
       (d) This borrower has filed for protection in federal bankruptcy court.
       (e) This Senior Loan Interest was purchased subsequent to the borrower's filing for protection in federal bankruptcy court and has priority over other debt holders.
       (f) Payment-in-kind security.
         + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by
           Standard & Poor's Ratings Group are considered to be below investment grade.
        ++ As of August 31, 2006, this security has not paid a distribution to the Fund.
        NR Not rated
         * Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayment of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
        ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
           (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

              See Notes to Quarterly Portfolio of Investments             Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)


                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

INDUSTRY DIVERSIFICATION+

Gas Pipelines                            14.4%
Repurchase Agreement                      2.1%
Senior Floating Rate Term Loan Interests 26.0%
Gas Utilities                             4.0%
Power Generation                          4.1%
Diversified Consumer Services             7.1%
Multi Utilities                           2.9%
Transportation Infrastructure             5.7%
Electric Utilities                       11.9%
Water Utilities                          21.8%

    + Percentages are based upon total investments; please note that percentages shown on the Portfolio of Investments are based on net assets.


COUNTRY DIVERSIFICATION+
France                                    0.2%
Repurchase Agreement                      2.1%
Senior Floating Rate Term Loan Interests 26.0%
New Zealand                               2.7%
Spain                                     4.0%
United States                             7.5%
Italy                                     5.6%
United Kingdom                           21.8%
Canada                                   13.5%
Australia                                16.6%


    + Percentages are based upon total investments. Please note that percentages shown on the Portfolio of Investments are based on net assets.



Page 6           See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                AUGUST 31, 2006


                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:
The net asset value ("NAV") of the Common Shares of the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.


B. REPURCHASE AGREEMENTS:
The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                AUGUST 31, 2006

not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


C. SECURITIES TRANSACTIONS:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from the Fund's investments in master limited partnerships ("MLPs") generally are comprised of return of capital and reduce the cost basis of the applicable MLPs.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.


D. UNFUNDED LOAN COMMITMENTS:
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had an unfunded Senior Loan commitment of approximately $825,605 as of August 31, 2006. The Fund is obligated to fund this Senior Loan commitment at the borrower's discretion. The Fund will maintain cash, liquid securities and/or liquid Senior Loans with an aggregate value at least equal to the amount of unfunded Senior Loan commitments. Net unrealized depreciation of $10,451 from this commitment is included in "Net Other Assets and Liabilities" on the Portfolio of Investments.

                      2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2006, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $52,472,220 and the aggregate gross unrealized depreciation of all securities in which there was an excess of value over tax cost was $3,284,815.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES
            DIVIDEND & INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.